UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30,2000
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

Dessauer & McIntyre Asset Management, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-2852

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 10,2000

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total:   $527,530,000


List of Other Included Managers: NONE

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT HOME CORP COM SER A         COM              045919107    14133  1000559 SH       SOLE                    12500            988059
AXA SA SPONSORED ADR           COM              054536107     8879   137266 SH       SOLE                                     137266
BALLY TOT FITNESS HLDG COM     COM              05873K108    14463   578516 SH       SOLE                     7675            570841
BANCO SANTANDER CENTRAL HISPAN COM              05964H105    10647   973462 SH       SOLE                                     973462
CABLE & WIRELESS PLC SPONSORED COM              126830207    14264   335127 SH       SOLE                                     335127
CABLETRON SYS INC COM          COM              126920107      341    11600 SH       SOLE                    10650               950
CENDANT CORP COM               COM              151313103    18033  1658236 SH       SOLE                    63350           1594886
CHAMPION TECH HLDGS ADR        COM              158675108        1    10000 SH       SOLE                                      10000
CIENA CORP COM                 COM              171779101      884     7200 SH       SOLE                     7000               200
CISCO SYS INC COM              COM              17275R102      706    12785 SH       SOLE                                      12785
CITIGROUP INC COM              COM              172967101    17355   321017 SH       SOLE                                     321017
CONTINUCARE CORP COM           COM              212172100      210   374000 SH       SOLE                    86000            288000
COUNTRYWIDE CR IND DEL COM     COM              222372104    14602   386821 SH       SOLE                                     386821
CP POKPHAND LTD SPONSORED ADR  COM              125918102      100   200960 SH       SOLE                                     200960
E M C CORP MASS COM            COM              268648102      224     2260 SH       SOLE                                       2260
ELAN PLC ADR                   COM              284131208    26524   484450 SH       SOLE                                     484450
ENRON CORP COM                 COM              293561106    33400   381165 SH       SOLE                                     381165
ERICSSON L M TEL CO ADR REG    COM              294821400      193    13056 SH       SOLE                                      13056
GENERAL ELEC CO COM            COM              369604103      423     7330 SH       SOLE                                       7330
GLAXO HLDGS PLC SPONSORED ADR  COM              37733W105    13908   230115 SH       SOLE                                     230115
HILTON HOTELS CORP COM         COM              432848109     9959   861304 SH       SOLE                    25100            836204
INTEL CORP COM                 COM              458140100      218     5235 SH       SOLE                                       5235
ION NETWORKS INC COM           COM              46205P100       31    12800 SH       SOLE                    12000               800
KONINKLIJKE AHOLD N V SPNSRD A COM              500467303     4116   146006 SH       SOLE                                     146006
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303    23345   549292 SH       SOLE                                     549292
KPNQWEST N V CL C              COM              N50919104     4619   159270 SH       SOLE                                     159270
LIBERATE TECHNOLOGIES COM      COM              530129105      260     9000 SH       SOLE                     7000              2000
LSI LOGIC CORP COM             COM              502161102    26714   913312 SH       SOLE                                     913312
LUCENT TECHNOLOGIES COM        COM              549463107      601    19668 SH       SOLE                    10010              9658
MERCK & CO INC COM             COM              589331107      360     4835 SH       SOLE                                       4835
MOTOROLA INC COM               COM              620076109    17518   620090 SH       SOLE                                     620090
NORTEL NETWORKS CORP COM       COM              656569100      216     3625 SH       SOLE                                       3625
NOVARTIS A G SPONSORED ADR     COM              66987v109     9885   255508 SH       SOLE                                     255508
PARK PL ENTMT CORP COM         COM              700690100    23300  1540477 SH       SOLE                    35100           1505377
PFIZER INC COM                 COM              717081103      265     5908 SH       SOLE                                       5908
PIXAR COM                      COM              725811103     6982   217343 SH       SOLE                     2000            215343
PREMIERE TECHNOLOGIES COM      COM              74058F102       74    24000 SH       SOLE                    24000
QWEST COMMUNICATIONS           COM              749121109    32893   684375 SH       SOLE                     6000            678375
SCIENTIFIC ATLANTA INC COM     COM              808655104    72068  1132704 SH       SOLE                                    1132704
SEI CORP COM                   COM              784117103    33300   470670 SH       SOLE                                     470670
TEXAS INSTRS INC COM           COM              882508104     1077    22820 SH       SOLE                                      22820
TIME WARNER INC COM            COM              887315109    27553   352113 SH       SOLE                                     352113
TYCO INTERNATIONAL LTD COM     COM              902124106     9457   182310 SH       SOLE                                     182310
VIXEL CORP DEL COM             COM              928552108      119    18500 SH       SOLE                    17000              1500
VODAFONE AIRTOUCH PLC SPONSORE COM              92857T107    16281   440033 SH       SOLE                                     440033
WORLDCOM INC GA NEW            COM              98157D106    16716   550325 SH       SOLE                                     550325
BALLY TOTAL FITNESS HLDG CORP  CORP             05873KAF5       62    65000 PRN      SOLE                                      65000
HARRAHS OPER INC               CORP             413627AD2       48    50000 PRN      SOLE                                      50000
HILTON HOTELS CORP             CORP             432848AQ2       15    15000 PRN      SOLE                                      15000
HRPT PPTYS TR                  CORP             40426WAG6       10    10000 PRN      SOLE                                      10000
MARATHON OIL CO                CORP             565845AJ3       44    44000 PRN      SOLE                                      44000
PARK PL ENTMT CORP             CORP             700690AB6       82    85000 PRN      SOLE                                      85000
TIME WARNER INC                CORP             887315AV1       51    50000 PRN      SOLE                                      50000